Long-term investments - Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 14,529	$ 27,158
Accounts receivable	5,981	10,177
Inventories	2,471	3,037
Total current assets	24,029	41,554
Property, plant and equipment and right-of-use assets	5,332	5,605
Other long-term assets	432	2,380
Total assets	77,323	94,009
Current liabilities:
Accounts payable	15,808	17,933
Total current liabilities	25,677	21,549
Total liabilities	28,998	25,196
Cespira Joint Venture
Current assets:
Cash and cash equivalents	18,140	14,869
Accounts receivable	19,328	18,718
Inventories	11,394	11,566
Prepaid expenses	1,371	1,157
Total current assets	50,233	46,310
Property, plant and equipment and right-of-use assets	44,617	46,352
Intangible assets and goodwill	6,886	7,516
Other long-term assets	14,628	17,139
Total assets	116,364	117,317
Current liabilities:
Accounts payable	15,585	20,810
Current portion of provisions	2,107	2,519
Other current liabilities	5,628	6,266
Total current liabilities	23,320	29,595
Long-term portion of provisions	2,213	1,618
Onerous contract provisions	1,232	2,890
Total liabilities	26,765	34,103
Net assets	$ 89,599	$ 83,214